Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Bar Harbor Bankshares 401(k) Plan
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies

(a)	Basis of Presentation

The Plan’s financial statements have been prepared on an accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).

(b)	Investment Valuation and Income Recognition

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

(c)	Notes Receivable

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.

(d)	Contributions

Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which the participant compensation is paid. All participant and Company contributions are participant-directed.

(e)	Payment of Benefits

Benefits are recorded when paid.

(f)	Expenses

All reasonable expenses of administering the Plan are either charged to participants and paid out of the Plan or paid by the Company, at its discretion.  Expenses paid by the Company are not included in the Plan’s financial statements.  Fees related to participant requested transactions are charged to the participant’s account.  All other administrative fees are charged on a pro-rata basis based upon account balances of participants.

(g)	Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(h)	Risks and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rates and market risks. Due to the level of risk associated with investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

(i)	Subsequent Events

Plan management has evaluated events occurring after December 31, 2025 and have concluded that there are no events that require recognition or disclosure in the financial statements.